EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Equity Transactions (Details)			1 Months Ended	12 Months Ended
	May 22, 2020 COP ($)	May 22, 2020 USD ($)	Jun. 30, 2020 COP ($)	Dec. 31, 2022 COP ($)	Dec. 31, 2021 COP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2020 USD ($)	Sep. 30, 2020 COP ($)	Sep. 30, 2020 USD ($)	May 22, 2020 USD ($)
Disclosure of classes of share capital [line items]
Dividends paid, other shares					$ 14,612,000,000	$ 12,552,000,000	$ 3,300,000
Preferred shares redeemed value						379,320,000,000			$ 102,000,000
Multi Financial Group Inc [member]
Disclosure of classes of share capital [line items]
Preferred shares recognized value	$ 409,070,000,000	$ 110,000,000
Proportion of ownership interest acquired	96.60%		2.97%	99.60%								96.60%
Cash transferred	$ 1,613,408,000,000									$ 1,607,074,000,000	$ 432,210,992	$ 433,800,000
Percentage of voting equity interests acquired	96.60%		2.97%	99.60%								96.60%
Banco de Bogota S.A.
Disclosure of classes of share capital [line items]
Percentage of economic interest held				68.93%	68.74%
Multi Financial Group Inc. (MFG)
Disclosure of classes of share capital [line items]
Preferred shares recognized value			$ 49,634
Percentage of economic interest held			99.60%
Corporacion Financiera Colombiana S.A.
Disclosure of classes of share capital [line items]
Percentage of economic interest held				40.53%
Corficolombiana S.A
Disclosure of classes of share capital [line items]
Preferred shares recognized value				$ 15,091,000,000	$ 19,929,000,000	$ 23,609,000,000
Percentage of economic interest held				40.40%	39.98%	39.58%	39.58%	38.63%
Colombiana de Licitaciones y Concesiones S.A.S
Disclosure of classes of share capital [line items]
Percentage of economic interest held				40.53%	40.40%
Concesionaria Vial Del Pacifico S.A.S.
Disclosure of classes of share capital [line items]
Percentage of economic interest held				40.53%
Percentage of interest held by non-controlling interest						10.10%	10.10%
Proportion of ownership interest acquired						100.00%			100.00%
Cash transferred						$ 50,373,000,000
Percentage of voting equity interests acquired						100.00%			100.00%